Government Bonds, Long-Term Notes Receivable And Other Assets	6 Months Ended
Jun. 30, 2023
Disclosure Of Notes Receivable Government Bonds And Other Long Term Assets [Abstract]
Government Bonds, Long-Term Notes Receivable And Other Assets	GOVERNMENT BONDS, LONG-TERM NOTES RECEIVABLE AND OTHER ASSETS
A.    Government bonds
As of June 30, 2023 and December 31, 2022, the balance of Government Bonds valued at amortized cost was as follows:

	2023		2022
Government Bonds (1)	Ps.	82,098,172	Ps.	110,179,517
Less: current portion of Government Bonds, net of expected credit losses	29,229,148		46,526,257
Total long-term of Government bonds	Ps.	52,869,024	Ps.	63,653,260
(1)As of June 30, 2023 and December 31, 2022, includes an expected credit loss of Ps. 9,717 for both periods.
As of November 19, 2020, the value of the Government Bonds was Ps. 128,786,611, and the liability was Ps. 95,597,610.
On November 20, 2020, Petróleos Mexicanos monetized the whole of the Government Bonds by entering into a three-year financial arrangement to partially raise an equivalent of Ps. 95,597,610 at an annual rate of 8.56275%, maturing November 24, 2023. Petróleos Mexicanos retains the risks, benefits and economic rights of the Government Bonds, which were delivered to a financial institution. Petróleos Mexicanos will continue to collect coupon and principal payments from the securities throughout the term of the transaction. Therefore, Petróleos Mexicanos recognizes these Government Bonds as restricted assets and recognizes short-term debt for the monetization. The resources from the Government Bonds were transferred to the FOLAPE for payments related to its pension and retirement plan obligations.

During the period from January 1 to June 30, 2023, interest income generated by the Government Bonds amounted to Ps. 3,985,217, of which Petróleos Mexicanos received payments in the amount of Ps. 4,547,770. During the period from January 1 to June 30, 2022, interest income generated by the Government Bonds amounted to Ps. 3,457,960, of which Petróleos Mexicanos received payments in the amount of Ps. 3,411,432.
As of June 30, 2023 and December 31, 2022 the Government Bonds consist of 16 and 17 series of development bonds (D Bonds, M Bonds and UDI Bonds) issued by the Secretaría de Hacienda y Crédito Público (Ministry of Finance and
Public Credit or “SHCP”) with maturities between 2023 and 2026, at nominal values of Ps. 74,590,611, Ps. 913,482 in UDIs and Ps. 102,492,032, Ps. 913,482 in UDIs, respectively.
As of June 30, 2023 and December 31, 2022, the fair value of the transferred assets was Ps. 80,144,423 and Ps. 108,062,414, respectively and the fair value of the associated liabilities was Ps. 60,005,770 and Ps. 82,372,990, respectively, resulting in a net position of Ps. 20,138,653 and Ps. 25,689,424, respectively.
As of June 30, 2023 and December 31, 2022, the recorded liability was Ps. 76,360,199 (Ps. 75,586,279 of principal and Ps. 773,920 of interest) and Ps. 90,577,596 (Ps. 89,739,938 of principal and Ps. 837,658 of interest), respectively.
The roll-forward of the Mexican Government Bonds is as follows:

	As of June 30,
	2023		2022
Balance as of the beginning of the year	Ps.	110,179,517	Ps.	110,855,356
Government Bonds collected (1)	(27,901,421)		—
Accrued interests	3,985,217		3,457,960
Interests received from bonds	(4,547,770)		(3,411,432)
Impact of the valuation of bonds in UDIs	109,585		231,371
Amortized cost	270,498		144,580
Reversal of impairment (impairment) of bonds	2,546		(1,472)
Balance at the end of the period	Ps.	82,098,172	Ps.	111,276,363
(1)For 2023, Mexican Government Bonds were collected on March 9, 2023.
B.    Long-term notes receivable
As of June 30, 2023 and December 31, 2022, the balance of long-term notes receivable was Ps. 1,372,338 and Ps. 1,334,126 and includes Ps. 759,834 and Ps. 783,999, respectively, of collection rights related to Value Added Tax from the non-recourse factoring contract between Pemex Logistics and Banco Mercantil del Norte, S.A.
C.    Other assets
At June 30, 2023 and December 31, 2022, the balance of other assets was as follows:

	2023		2022
Payments in advance (1)	Ps.	16,791,154	Ps.	26,515,825
Other	3,337,753		2,565,824
Insurance	1,612,105		1,621,076
Total other assets	Ps.	21,741,012	Ps.	30,702,725
(1)Mainly advance payments to contractors for the construction of the Olmeca Refinery in Dos Bocas, Paraíso, Tabasco through PTI ID.